Document And Entity Information	Oct. 28, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 28, 2026
Entity Registrant Name	Macquarie Infrastructure Income Opportunities Fund
Entity Central Index Key	0002050809
Entity Emerging Growth Company	true
Entity File Number	000-56868
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	41-6643038
Entity Address, Address Line One	660 Fifth Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10103
City Area Code	917
Local Phone Number	847-5283
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	N/A
No Trading Symbol Flag	true
Security Exchange Name	NONE